S000033567 [Member] Investment Risks - Omni Small-Cap Value Fund	Jun. 30, 2026
Small Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small‑Cap Company Risk—Investing in small‑cap stocks may involve greater volatility and risk than investing in large- or mid‑cap stocks because small‑cap companies may have less management experience, limited financial resources, and minimal product diversification.

Value Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Stocks Risk—Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued by various value measures may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Financial Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial Companies Risk—Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.

Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk—Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business, or other developments which generally affect that sector.

Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk—The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors, or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Environmental Social and Governance Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Environmental, Social, and Governance Investing Risk—The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk—The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and shareholders could lose money. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries, and contribute to heightened market volatility, which may adversely affect the Fund’s investments. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, trade disputes, conflicts and social unrest) adversely interrupt the global economy. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and shareholders could lose money.